Subsequent Events (Details Narrative) - USD ($)						1 Months Ended
	Aug. 02, 2026	Jul. 24, 2026	Jul. 07, 2026	Feb. 03, 2026	Jul. 28, 2025	Jan. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 23, 2025	Oct. 22, 2025	Dec. 31, 2024	Aug. 31, 2023
Subsequent Event [Line Items]
Common stock, par value							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event, Description		the Company received a new notification letter from Nasdaq indicating that it is not in compliance with the MVPHS requirement of $15,000,000 under Nasdaq Listing Rule 5450(b)(2)(C), based on the Company’s MVPHS having been below $15,000,000 for the 30 consecutive business days from June 10, 2026 through July 23, 2026. In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has 180 calendar days, or until January 20, 2027, to regain compliance with this requirement.	Nasdaq notified the Company that it had regained compliance with the requirement to maintain a minimum Market Value of Publicly Held Shares (“MVPHS”) of $15,000,000 under Nasdaq Listing Rule 5450(b)(1)(C), closing out the notification letter the Company had received from Nasdaq on January 15, 2026.
Purchase of shares price						$ 2,902,700
Purchase of warrants, shares						438,903
Warrant [Member]
Subsequent Event [Line Items]
Common stock exercise price								$ 11.50				$ 0.70
Maximum [Member]
Subsequent Event [Line Items]
Common stock exercise price				$ 12.00
Common stock, par value							$ 0.00001				$ 0.00001
Maximum [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares issued					1,500,000
Common stock, par value					$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	the Company raised funds through three separate Securities Purchase Agreements with Meteora (Meteora Select Trading Opportunities Master, LP), Boothbay (Boothbay Absolute Return Strategies, LP and Boothbay Diversified Alpha Master Fund LP) and Cinctive (Cinctive Global Master Fund Ltd), issuing 18% Original Issue Discount Senior Unsecured Convertible Notes due on February 12, 2027
Purchase of shares price	$ 2,050,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 2,500,000,000
Purchase of warrants, shares	2,050,000
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Termination price				12.00
Common stock exercise price				10.00
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Volume weighted average price				2.50
Subsequent Event [Member] | Prepaid Forward Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Volume weighted average price				$ 5.00
Subsequent Event [Member] | Meteora Funding [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 1,310,770,000
Subsequent Event [Member] | Meteora Funding [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 1,598,500,000
Purchase of warrants, shares	1,310,770
Subsequent Event [Member] | Boothbay Funding [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 487,080,000
Subsequent Event [Member] | Boothbay Funding [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 594,000,000
Purchase of warrants, shares	487,080
Subsequent Event [Member] | Cinctive Funding [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 252,150,000
Subsequent Event [Member] | Cinctive Funding [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of shares price	$ 307,500,000
Purchase of warrants, shares	252,150
Subsequent Event [Member] | Second Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	Second Forward Purchase Agreement Confirmation Amendment with Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC, resetting the FPA’s Termination Price weekly to the lower of $12.00 or the prior week’s VWAP of the Company’s shares
Subsequent Event [Member] | Second Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Subsequent Event, Description	Second Common Stock Purchase Warrant Amendment with the same Meteora entities, replacing the Shortfall Warrants’ fixed $10.00 exercise price with a floating price equal to the greater of the FPA Termination Price or $0.85